UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21462

Tortoise Energy Infrastructure Corporation
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

David J. Schulte
11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2009

Item 1. Schedule of Investments.

Tortoise Energy Infrastructure Corporation
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2009
Master Limited Partnerships and Related Companies - 164.0% (1)	Shares	Fair Value
Crude/Refined Products Pipelines - 79.3% (1)
United States - 79.3% (1)
Buckeye Partners, L.P.	630,200	$29,606,796
Enbridge Energy Partners, L.P.	1,785,201	76,495,883
Holly Energy Partners, L.P.	503,100	18,428,553
Kinder Morgan Management, LLC (2)	1,574,500	74,521,085
Magellan Midstream Partners, L.P.	1,724,796	62,506,607
NuStar Energy L.P.	690,900	36,997,695
Plains All American Pipeline, L.P.	1,167,300	55,376,712
SemGroup Energy Partners, L.P. (3)	342,162	2,395,134
Sunoco Logistics Partners L.P.	754,700	42,851,866
TEPPCO Partners, L.P.	927,700	30,614,100
		429,794,431

Natural Gas/Natural Gas Liquids Pipelines - 55.6% (1)
United States - 55.6% (1)
Boardwalk Pipeline Partners, LP	1,274,000	29,824,340
El Paso Pipeline Partners, L.P.	1,412,000	27,421,040
Energy Transfer Equity, L.P.	554,110	14,900,018
Energy Transfer Partners, L.P.	1,620,700	65,703,178
Enterprise Products Partners L.P.	2,683,400	72,451,800
ONEOK Partners, L.P.	442,300	22,141,538
Spectra Energy Partners, LP	492,900	11,420,493
TC PipeLines, LP	1,174,400	42,865,600
Williams Pipeline Partners L.P.	802,865	14,836,945
		301,564,952

Natural Gas Gathering/Processing - 19.0% (1)
United States - 19.0% (1)
Copano Energy, L.L.C.	878,200	13,638,446
Copano Energy, L.L.C. (3) (4)	285,740	4,137,515
DCP Midstream Partners, LP	973,677	21,800,628
Duncan Energy Partners L.P.	350,400	6,359,760
Exterran Partners, L.P.	137,000	2,139,940
MarkWest Energy Partners, L.P.	1,250,252	25,830,206
Targa Resources Partners LP	1,512,600	25,562,940
Western Gas Partners LP	205,075	3,455,514
		102,924,949

Propane Distribution - 9.4% (1)
United States - 9.4% (1)
Inergy, L.P.	1,839,398	51,282,416

Shipping - 0.7% (1)
Republic of the Marshall Islands - 0.7% (1)
Teekay LNG Partners L.P.	156,200	3,586,352

Total Master Limited Partnerships and Related Companies (Cost $641,033,533)		889,153,100

Short-Term Investment - 0.1% (1)
United States Investment Company - 0.1% (1)
Fidelity Institutional Government Portfolio - Class I, 0.19% (5) (Cost $425,783)	425,783	425,783

Total Investments - 164.1% (1) (Cost $641,459,316)		889,578,883

Other Assets and Liabilities - (19.8%) (1)		(107,356,347)

Long-Term Debt Obligations - (31.4%) (1)		(170,000,000)

Preferred Shares at Redemption Value - (12.9%) (1)		(70,000,000)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$542,222,536

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2) Security distributions are paid-in-kind.
(3) Non-income producing.
(4) Restricted securities have been fair valued in accordance with procedures approved by the Board of Directors and have a total fair value of $4,137,515, which represents 0.8% of net assets.
(5) Rate indicated is the current yield as of August 31, 2009.

Various inputs are used in determining the value of the Company’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On April 9, 2009, the FASB issued FASB Staff Position (FSP) No. FAS 107-1 and APB 28-1, Interim Disclosures About Fair Value of Financial Instruments, which amends FASB Statement No. 107, Disclosures About Fair Value of Financial Instruments (“FSP 107-1”), to require disclosures about fair value of financial instruments for interim financial statements of publicly traded companies as well as in annual financial statements.  FSP 107-1 also amends APB Opinion No. 28, Interim Financial Reporting, to require those disclosures in summarized financial information at interim reporting periods.  FSP 107-1 is effective for interim reporting periods ending after June 15, 2009.  The adoption of FSP 107-1 did not have a significant impact on the Company’s financial statements.

The following table provides the fair value measurements of applicable Company assets by level within the fair value hierarchy as of August 31, 2009.  These assets are measured on a recurring basis.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2009	(Level 1)	(Level 2)	(Level 3)
Equity Securities
Master Limited Partnerships and Related Companies(a)	$ 889,153,100	$ 885,015,585	$ -	$ 4,137,515
Total Equity Securities	889,153,100	885,015,585	-	4,137,515
Other
Short-Term Investment(b)	425,783	425,783	-	-
Total Other	425,783	425,783	-	-
Total	$ 889,578,883	$ 885,441,368	$ -	$ 4,137,515

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances in the Company at August 31, 2009.

Fair Value Measurements Using Significant Unobservable Inputs
(Level 3) for Investments
For the period ended August 31, 2009
Fair value beginning balance	$ 3,924,726
Total unrealized gains included in net increase in net assets applicable to common stockholders	1,317,262
Net purchases, issuances and settlements	-
Return of capital adjustments impacting cost basis of security	-
Transfers out of Level 3	(1,104,471)
Fair value ending balance	$ 4,137,515

The Company utilizes the beginning of reporting period method for determining transfers into or out of Level 3.  Accordingly, this method is the basis for presenting the rollforward in the preceding table. Under this method, the fair value of the asset at the beginning of the period will be disclosed as a transfer into or out of Level 3, gains or losses for an asset that transfers into Level 3 during the period will be included in the reconciliation, and gains or losses for an asset that transfers out of Level 3 will be excluded from the reconciliation.

Certain of the Company’s investments are restricted and are valued as determined in accordance with procedures established by the Board of Directors.  The table below shows the number of units held, acquisition date, acquisition cost, fair value per share and percent of net assets which the securities comprise at August 31, 2009.

Investment Security		Number of Shares	Acquisition Date	Acquisition Cost	Fair Value	Fair Value Per Share	Fair Value as Percent of Net Assets
Copano Energy, L.L.C.	Class D Common Units	285,740	3/14/08	$ 7,500,675	$4,137,515	$ 14.48	0.8%

As of August 31, 2009, the aggregate cost of securities for federal income tax purposes was $539,154,135.  At August 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $365,612,756, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $15,188,008 and the net unrealized appreciation was $350,424,748.

Item 2. Controls and Procedures.

(a)
The registrant’s President and Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise Energy Infrastructure Corporation

Date: October 27, 2009	By:	/s/ David J. Schulte
David J. Schulte
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise Energy Infrastructure Corporation

Date: October 27, 2009	By:	/s/ David J. Schulte
David J. Schulte
President and Chief Executive Officer

Tortoise Energy Infrastructure Corporation

Date: October 27, 2009	By:	/s/ Terry Matlack
Terry Matlack
Chief Financial Officer